Stock Warrants (Details) - Schedule of Outstanding Common Stock Warrants - Stock warrants [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Shares Issuable | shares	5,380,360
Exercise Price | $ / shares	$ 9.58
Expiration Date	10/5/2028
Classification	Liability